PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 1,407	Rp 996
Return on plan assets (excluding amount included in net interest expense)	(362)	(62)
Actuarial (gain) losses recognized in OCI	1,394	(96)
Pension benefit obligations at end of year	Rp 638	1,407
Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 14,443	13,823
Interest income	955	1,083
Actuarial (gain) losses recognized in OCI	(1,394)	96
Benefits paid	(588)	(559)
Pension benefit obligations at end of year	13,416	14,443
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(13,036)	(12,827)
Interest income	(860)	(1,004)
Return on plan assets (excluding amount included in net interest expense)	362	62
Benefits paid	588	559
Plan administration costs	(168)	(174)
Pension benefit obligations at end of year	Rp (12,778)	Rp (13,036)